LEASES - Supplemental Information Related to Operating Leases (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease cost:
Operating fixed lease cost	¥ 4,017	¥ 4,166
- Amortization of ROU assets	98	91
- Interest on lease liabilities	135	129
Variable lease cost	262	290
Total lease cost	¥ 4,512	¥ 4,676
Other information:
Weighted average remaining lease term, Operating leases (in years)	14 years	14 years
Weighted average remaining lease term, Finance leases (in years)	26 years	27 years
Weighted average discount rate, Operating leases (in %)	5.45%	5.97%
Weighted average discount rate, Finance leases (in %)	4.31%	4.30%